Income Taxes - Schedule of Reconciliation of Beginning and Ending Amount of Uncertain Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Balance as of the beginning of period	$ 96	$ 114	$ 129	$ 93
Additions for current year tax positions	1	4	3
Additions for tax positions of prior years	16		5
Reductions for lapses of statute of limitations	(19)	(22)	(22)
Effect of foreign currency translation			(1)
Balance as of the end of the period	$ 94	$ 96	$ 114	$ 93